Other assets - Seed Capital and Private Equity Investments (Details) - Other Assets - NAV - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 153	$ 138
Unfunded commitments	42	53
Seed capital
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	3	3
Unfunded commitments	$ 0	0
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	7 days
Private equitiy investments (SBICs)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 143	130
Unfunded commitments	$ 42	$ 53
Fair value, investments, entities that calculate net asset value per share, liquidating investment, remaining period	10 years	10 years
Other
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Fair value	$ 7	$ 5
Unfunded commitments	$ 0	$ 0